Investment in Affiliates, at Equity - Other Transactions with Fuji Xerox (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Equity Method Investments [Line Items]
Dividends received from Fuji Xerox	$ 52	$ 58	$ 36
Royalty revenue earned	132	128	116
Inventory purchases from Fuji Xerox	2,069	2,180	2,098
Inventory sales to Fuji Xerox	147	151	147
R&D payments received from Fuji Xerox	2	2	1
R&D payments paid to Fuji Xerox	15	21	30
Fuji Xerox [Member]
Schedule of Equity Method Investments [Line Items]
Due to Affiliate	$ 110	$ 105